Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments
Derivative Financial Instruments

Note 24

Derivative Financial Instruments

Hedge accounting

The Group uses forward exchange contracts, including options (collars), and interest rate swap contracts to hedge currency risks and interest risk regarding highly probable future cash flows and designates them as cash flow hedges subject to meeting the criteria for application of cash flow hedging.

The hedging ratios are determined as the notional value of the instrument divided by the notional value of the hedge item. The Group seeks to establish hedge relationships with a hedging ratio of 1:1. Due to the nature of the hedge item’s risk, this will be possible by either designating a proportion of the hedge instrument or the hedge notional value being equal or lower than the hedge item’s notional value. The main score of ineffectiveness arises from the timing of the delivery of the vessels. The delivery of the vessels will expose the Group to several market risks, related to foreign currency risks and interest rate risk. The fair value adjustment of the derivatives is recognised in other comprehensive income until the hedged items are realised.

Note 24

Derivative Financial Instruments

Continued from previous page

The table below shows the movement in the reserve for cash flow for hedging, listed by the hedged risk.

EUR’000	2024	2023	2022
Fair Value change of Cash flow hedges
Cumulative fair value change at 1 January	(21,559)	1,343	—
Fair value adjustment at year-end, net	13,079	(18,505)	905
Items recycled at year-end, net	1,527	(776)	438
Time value adjustment at year-end, net	8,752	(3,621)	—
Cumulative fair value change at 31 December	1,799	(21,559)	1,343
The fair value of cash flow hedges at 31 December can be specified as follows:
Interest rate risk hedging	(14,945)	(11,790)	3,163
Foreign currency risk hedging	11,612	(6,148)	(1,820)
Foreign currency risk hedging - time value	5,132	(3,621)	—
Cumulative fair value change at 31 December	1,799	(21,559)	1,343

Interest rate risk

The Group entered into interest rate swap contracts with its main bank and related these to the Green Corporate Facility, P-Class facility and future loans to finance the purchase of the newbuilds. More details can be found in Note 25 with regard to of the current debt facilities of the Group related to the interest rate swaps.

The interest rate risk arising from the loans has been partially swapped from 3M EURIBOR to a fixed rate. The credit facilities expand the exposure of the Group to changes in the 3M EURIBOR rate.

The average fixed rate of the swaps is 2.78% (2023: 2.81%; 2022: 2.82%).

Another portion of the exposure has been hedged by entering into interest rate swap contracts with cap and floor. The average fixed rate of the cap/floor swaps falls between 2.0% and 2.1%.

The economic relationship is established as a match of critical terms between the hedge item and hedge instrument. The Group has assessed the following terms when entering into the hedge relationship:

–	Instalments on the facilities.
–	Payment date of interest and instalment.
–	Timing difference in the maturity of the hedge item and hedge instrument.

The expected causes of hedging ineffectiveness relate to:

–	Changes to the expected date of delivery of the vessels.
–	3M EURIBOR rate falling below 0%.

Note 24

Derivative Financial Instruments

Continued from previous page

The below table shows the profile of the nominal amount of the interest rate swaps and the fair values.

	Less than 1	Between 1	Between 2	More than	Fair value EUR’000
Notional amount EUR’000	year	and 2 years	and 5 years	5 years	Asset	Liability
2024
IRS – EURIBOR 3M	—	—	355,117	455,625	1,286	(16,231)
2023
IRS – EURIBOR 3M	—	—	555,000	—	—	(11,790)
2022
IRS – EURIBOR 3M	—	—	469,375	—	3,451	(288)

EUR’000	2024	2023	2022
Movements in the hedging reserve
Beginning of year	(11,790)	3,163	—
Fair value adjustment for the year	(3,265)	(14,177)	2,725
Items recycled for the year	110	(776)	438
End of year	(14,945)	(11,790)	3,163

Foreign currency risk hedging

As a result of the contracts signed with Cosco and Hanwha for the construction of the Newbuilds, the Group is exposed to change in foreign exchange currency risk due to the instalments being in USD whereas the functional currency is EUR. The last instalments shall be payable upon delivery of the vessels.

The currency exposure arising from the contracts has been swapped to EUR at an average USD:EUR rate of 0.9107 (0.9187 for both 2023 and 2022).

Another portion of the exposure to fluctuations in the future exchange rate has been hedged by entering into zero cost collar contracts, securing an average USD:EUR rate of between 0.8779 and 0.9428. As of 31 December 2024, the total coverage effectively mitigates around 40% on average of the Group’s foreign exchange risk for the upcoming USD instalments for the new P, M and A-Class vessels contracts.

The economic relationship is established as a match of critical terms between the hedge item and hedge instrument. The Group has assessed the following terms when entering the hedge relationship:

–	Payment date of instalment in foreign currency.
–	Maturity of the hedged item and hedged instruments (forward contract and option collars).

Note 24

Derivative Financial Instruments

Continued from previous page

The expected causes of hedging ineffectiveness relate to changes to the expected date of delivery of the vessel. The below table shows the profile of the nominal amount of the foreign currency forward contracts and option collars and the fair values.

	Less than 1	Between 1	Between 2	Fair value EUR’000
Notional amount USD’000	year	and 2 years	and 5 years	Asset	Liability
2024
FX forward contracts	104,545	55,398	—	6,849	—
Option collars	300,000	100,000	—	10,104	(209)
2023
FX forward contracts	150,000	50,000	—	—	(5,338)
Option collars	—	250,000	50,000	—	(4,431)
2022
FX forward contracts	—	200,000	—	—	(1,820)
Option collars	—	—	—	—	—

EUR’000	2024	2023	2022
Movements in the hedging reserve
Beginning of year	(9,769)	(1,820)	—
Fair value adjustment for the year - FX forward contracts	10,771	(3,518)	(1,820)
Fair value adjustment for the year - Option collars	5,573	(810)	—
Items recycled for the year	1,417	—	—
Time value adjustment for the year	8,752	(3,621)	—
End of year	16,744	(9,769)	(1,820)

Accounting policies

Derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and subsequently remeasured at fair value over profit and loss. Derivatives are carried as financial assets, presented under derivative assets, when the fair value is positive and as financial liabilities, presented under derivative liabilities, when the fair value is negative.

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship and the risk management objective and strategy for undertaking the hedge.

Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognised in other comprehensive income and presented under “Hedging reserves” (equity). Where the expected future transactions result in the acquisition of non-financial assets, any amounts deferred under equity are transferred from equity to the cost of the asset. Where expected future transactions result in income or expense, amounts deferred under equity are transferred from equity to the statement of profit and loss in the same item as the hedged transaction as a reclassification adjustment. Further, the entity may transfer the cumulative fair value change recognised within equity upon derecognition of the hedged item.

Changes in the fair value of derivative financial instruments not designated as hedges are recognised in the statement of profit and loss. Certain borrowing facilities when undrawn do not qualify for hedge accounting. Changes in the fair value of these derivative financial instruments are therefore recognised in the statement of profit and loss under “Financial income” or “Financial expenses” for interest rate swaps.

The amount included in the hedging reserve is the lower of, in absolute amounts, of the cumulative fair value adjustment of the hedging instrument and the hedged item. Ineffectiveness is recognised in the consolidated statement of profit and loss. Cost of hedging reserves include the time value of options. These costs are recognised separately in Other Comprehensive Income (OCI) and are amortised over the life of the hedging instrument, in accordance with the specific hedging relationship. If the hedge is discontinued, any unamortised cost of hedge is recognised immediately in profit or loss.